INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories and inventory impairment charges

	Gold		Copper
	As at December 31, 2018	As at December 31, 2017	As at December 31, 2018	As at December 31, 2017
Raw materials
Ore in stockpiles	$2,106	$2,125	$151	$102
Ore on leach pads	405	405	—	—
Mine operating supplies	496	515	66	79
Work in process	146	174	—	—
Finished products	176	168	2	3
	$3,329	$3,387	$219	$184
Non-current ore in stockpiles[1]	(1,696)	(1,681)	—	—
	$1,633	$1,706	$219	$184

[1]	Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2018	2017
Lagunas Norte	$166	$—
Lumwana	18	—
Golden Sunlight	10	6
Pierina	4	11
Porgera	1	4
Inventory impairment charges[1]	$199	$21

[1]	Impairment charges in 2018 primarily relate to stockpiles at Lagunas Norte (refer to note 21). Impairment charges in 2017 primarily relate to leach pad inventories at Pierina.

Ore in Stockpiles
	As at December 31, 2018	As at December 31, 2017
Gold
Barrick Nevada	$1,083	$1,040
Pueblo Viejo	603	538
Kalgoorlie	125	138
Buzwagi	83	109
North Mara	70	47
Lagunas Norte	49	147
Veladero	39	22
Porgera	37	55
Turquoise Ridge	13	26
Other	4	3
Copper
Lumwana	151	102
	$2,257	$2,227

Ore on Leach pads
	As at December 31, 2018	As at December 31, 2017
Gold
Lagunas Norte	$168	$143
Veladero	138	145
Nevada	81	105
Pierina	18	12
	$405	$405